Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	$ 204,842	¥ 1,495,206	¥ 1,374,729	¥ 2,059,241
Cost of revenues	(190,815)	(1,392,815)	(1,294,161)	(2,033,797)
Gross profit	14,027	102,391	80,568	25,444
Operating expenses:
Sales and marketing	(24,275)	(177,192)	(202,493)	(236,307)
Research and development	(1,115)	(8,136)	(33,820)	(37,704)
General and administrative	(16,924)	(123,536)	(177,386)	(164,505)
Reversal of/(provision for) credit losses, net	39	285	2,631	(13,844)
Total operating expenses	(42,275)	(308,579)	(411,068)	(452,360)
Other operating income, net	4,340	31,677	18,001	69,990
Loss from operations	(23,908)	(174,511)	(312,499)	(356,926)
Interest income	5	37	169	603
Interest expenses	(9,461)	(69,061)	(62,598)	(21,243)
Other income	1,346	9,826	15,870	17,088
Other expenses	(482)	(3,516)	(5,941)	(24,153)
Foreign exchange (losses)/gains	38	279	1,525	(2,457)
Fair value impact of the issuance of senior convertible preferred shares			(11,776)	242,733
Losses from extinguishment of debt	4,825	35,200		(2,778)
Loss before income tax expense	(27,637)	(201,724)	(375,250)	(147,133)
Income tax expense	(5)	(39)	(311)	(366)
Dividend from long-term investment			11,970	10,374
Equity in income/(loss) of affiliates, net of tax	333	2,429	(5,951)	(44)
Net loss	(27,309)	(199,334)	(369,542)	(137,169)
Less: net (loss)/profit attributable to redeemable non-controlling interests and non-controlling interests shareholders	(682)	(4,978)	(2,845)	12
Net loss attributable to Uxin Limited	(27,991)	(204,312)	(372,387)	(137,157)
Deemed dividend to preferred shareholders due to triggering of a down round feature			(2,060,254)	(755,635)
Net loss attributable to ordinary shareholders	(27,991)	(204,312)	(2,432,641)	(892,792)
Other comprehensive (loss)/income
Foreign currency translation, net of nil tax	360	2,628	4,905	(68,276)
Total comprehensive loss	(26,949)	(196,706)	(364,637)	(205,445)
Less: total comprehensive (loss)/profit attributable to redeemable non-controlling interests and non-controlling interests shareholders	(682)	(4,978)	(2,845)	12
Total comprehensive loss attributable to Uxin Limited	(27,631)	(201,684)	(367,482)	(205,433)
Net loss attributable to ordinary shareholders	$ (27,991)	¥ (204,312)	¥ (2,432,641)	¥ (892,792)
Weighted average shares outstanding - basic	56,744,742,647	56,744,742,647	2,185,363,635	1,344,536,565
Weighted average shares outstanding - diluted	56,744,742,647	56,744,742,647	2,185,363,635	1,344,536,565
Net loss per share for ordinary shareholders, basic | (per share)	$ (0.00)	¥ (0.00)	¥ (1.11)	¥ (0.66)
Net loss per share for ordinary shareholders, diluted | (per share)	$ (0.00)	¥ (0.00)	¥ (1.11)	¥ (0.66)
Retail Vehicle Sales [Member]
Revenues:
Total Revenues	$ 181,181	¥ 1,322,493	¥ 1,024,401	¥ 1,312,857
Wholesale Vehicle Sales [Member]
Revenues:
Total Revenues	17,430	127,229	315,909	707,385
Service, Other [Member]
Revenues:
Total Revenues	$ 6,231	¥ 45,484	¥ 34,419	¥ 38,999